UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05029

Name of Fund:	Legg Mason Income Trust, Inc.
Fund Address:100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1 – Schedule of Investments

Quarterly Report to Shareholders     1
Portfolio of Investments
Legg Mason Core Bond Fund
March 31, 2007 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — 112.9%
Corporate Bonds and Notes — 20.4%
Aerospace and Defense — N.M.
United Technologies Corp.	5.400%	5/1/35	$20	$19

Airlines — 0.8%
JetBlue Airways Corp.	5.124%	8/15/16	278	278	A
JetBlue Airways Corp.	5.810%	11/15/16	300	302	A

				580

Automobiles — 1.4%
DaimlerChrysler NA Holding Corp.	4.050%	6/4/08	95	94
DaimlerChrysler NA Holding Corp.	7.200%	9/1/09	50	52
General Motors Corp.	8.250%	7/15/23	1,000	900

				1,046

Capital Markets — 0.8%
Goldman Sachs Group LP	4.500%	6/15/10	70	69
Lehman Brothers Holdings Inc.	5.250%	2/6/12	115	115
Morgan Stanley	3.625%	4/1/08	30	30
Morgan Stanley	5.625%	1/9/12	110	111
Morgan Stanley	5.810%	10/18/16	40	40	A
The Bear Stearns Cos. Inc.	5.550%	1/22/17	150	147
The Goldman Sachs Group Inc.	5.000%	1/15/11	40	40

				552

Commercial Banks — 1.0%
Bank One Corp.	2.625%	6/30/08	335	325
Rabobank Capital Funding Trust II	5.260%	12/31/49	10	10	B,C
Rabobank Capital Funding Trust III	5.254%	10/21/49	20	19	B,C
SunTrust Capital VIII	6.100%	12/15/36	190	178	C
Wachovia Capital Trust III	5.800%	3/15/42	100	101	C
Wells Fargo Capital X	5.950%	12/15/36	100	96

				729

Commercial Services and Supplies — 0.1%
Waste Management Inc.	6.375%	11/15/12	85	89

Consumer Finance — 3.1%
Ford Motor Credit Co.	4.950%	1/15/08	40	40
Ford Motor Credit Co.	6.625%	6/16/08	190	189
Ford Motor Credit Co.	7.375%	10/28/09	590	589
Ford Motor Credit Co.	7.375%	2/1/11	230	226
Ford Motor Credit Co.	7.250%	10/25/11	210	204
GMAC LLC	6.125%	8/28/07	230	230
GMAC LLC	5.625%	5/15/09	685	673
GMAC LLC	7.750%	1/19/10	110	113

				2,264

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — 2.5%
Air 2 US	8.027%	10/1/19	$162	$170	B
Bank of America Corp.	5.375%	8/15/11	160	162
Citigroup Inc.	5.100%	9/29/11	230	230
General Electric Capital Corp.	4.250%	1/15/08	70	70
General Electric Capital Corp.	4.125%	9/1/09	90	88
HSBC Finance Corp.	4.125%	11/16/09	225	220
ILFC E-Capital Trust II	6.250%	12/21/65	20	20	B,C
Lilacs Repackaging 05-I	5.138%	1/15/64	490	479	B
Residential Capital Corp.	6.125%	11/21/08	50	50
Residential Capital Corp.	6.000%	2/22/11	380	375

				1,864

Diversified Telecommunication Services — 0.2%
AT&T Inc.	5.100%	9/15/14	90	88
BellSouth Corp.	4.750%	11/15/12	10	10
Embarq Corp.	7.995%	6/1/36	10	10
Verizon Global Funding Corp.	7.375%	9/1/12	35	39

				147

Electric Utilities — 1.1%
Duke Energy Corp.	6.250%	1/15/12	50	52
Duke Energy Corp.	5.625%	11/30/12	90	92
FirstEnergy Corp.	7.375%	11/15/31	145	165
Pacific Gas and Electric Co.	6.050%	3/1/34	115	115
Pacific Gas and Electric Co.	5.800%	3/1/37	20	19
The Cleveland Electric Illuminating Co.	5.700%	4/1/17	5	5
TXU Energy Co.	7.000%	3/15/13	320	333

				781

Food and Staples Retailing — 0.9%
CVS Lease Pass-Through Trust	6.036%	12/10/28	468	473	B
Wal-Mart Stores Inc.	3.375%	10/1/08	190	186

				659

Gas Utilities — N.M.
Southern Natural Gas Co.	5.900%	4/1/17	30	30	B

Health Care Providers and Services — 0.9%
Cardinal Health Inc.	5.850%	12/15/17	160	160
HCA Inc.	5.750%	3/15/14	615	525

				685

Independent Power Producers and Energy Traders — 0.4%
TXU Corp.	5.550%	11/15/14	30	27
TXU Corp.	6.500%	11/15/24	20	17
TXU Corp.	6.550%	11/15/34	280	234

				278

Insurance — 1.2%
American International Group Inc.	6.250%	3/15/37	200	195
ASIF Global Financing XIX	4.900%	1/17/13	20	20	B
MetLife Inc.	6.400%	12/15/36	400	390	C

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Insurance — Continued
The Travelers Cos. Inc.	6.250%	3/15/37	$300	$296	C

				901

IT Services — N.M.
Electronic Data Systems Corp.	7.125%	10/15/09	10	11

Leisure Equipment and Products — 0.7%
Eastman Kodak Co.	7.250%	11/15/13	540	545

Media — 0.8%
Clear Channel Communications Inc.	4.625%	1/15/08	30	30
Clear Channel Communications Inc.	4.250%	5/15/09	50	48
Clear Channel Communications Inc.	6.250%	3/15/11	40	40
Clear Channel Communications Inc.	5.500%	9/15/14	15	13
Comcast Corp.	6.500%	1/15/15	170	179
Comcast Corp.	6.500%	1/15/17	70	74
Cox Communications Inc.	3.875%	10/1/08	70	69
Time Warner Inc.	6.875%	5/1/12	75	80
Time Warner Inc.	7.700%	5/1/32	75	85

				618

Multi-Utilities — 0.2%
Dominion Resources Inc.	4.750%	12/15/10	30	30
Dominion Resources Inc.	5.700%	9/17/12	95	97

				127

Multiline Retail — 0.2%
Target Corp.	5.400%	10/1/08	155	156

Oil, Gas and Consumable Fuels — 2.0%
Anadarko Petroleum Corp.	5.755%	9/15/09	160	160	A
Anadarko Petroleum Corp.	6.450%	9/15/36	55	54
Conoco Inc.	6.950%	4/15/29	145	164
ConocoPhillips	4.750%	10/15/12	60	59
Hess Corp.	7.875%	10/1/29	30	35
Hess Corp.	7.300%	8/15/31	215	237
Kerr-McGee Corp.	6.875%	9/15/11	300	318
Kerr-McGee Corp.	6.950%	7/1/24	10	11
Kinder Morgan Energy Partners LP	7.125%	3/15/12	65	70
Kinder Morgan Energy Partners LP	5.000%	12/15/13	35	34
Kinder Morgan Energy Partners LP	6.000%	2/1/17	100	101
Pemex Project Funding Master Trust	6.625%	6/15/35	50	51
XTO Energy Inc.	7.500%	4/15/12	145	159

				1,453

Paper and Forest Products — 0.1%
Weyerhaeuser Co.	6.750%	3/15/12	45	47

Pharmaceuticals — 0.2%
Wyeth	5.950%	4/1/37	110	108

Thrifts and Mortgage Finance — 0.7%
Countrywide Financial Corp.	6.250%	5/15/16	160	161
Washington Mutual Bank	5.500%	1/15/13	220	219

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Thrifts and Mortgage Finance — Continued
Washington Mutual Inc.	5.250%	9/15/17	$150	$143

				523

Tobacco — 0.2%
Altria Group Inc.	7.000%	11/4/13	155	168

Wireless Telecommunication Services — 0.9%
Sprint Capital Corp.	8.375%	3/15/12	540	602
Sprint Capital Corp.	8.750%	3/15/32	70	83
Sprint Nextel Corp.	6.000%	12/1/16	10	10

				695

Total Corporate Bonds and Notes (Cost — $15,242)				15,075

Asset-Backed Securities — 1.7%
Fixed Rate Securities — 0.2%
Bank One Issuance Trust 2003-C1	4.540%	9/15/10	200	199

Indexed SecuritiesA — 1.5%
Ace Securities Corp. Home Equity Loan Trust, Series 2006-SL3	5.420%	6/25/36	379	379
Bayview Financial Acquisition Trust 2004-C	5.740%	5/28/44	279	279
Brazos Higher Education Authority Inc. 2005-1	5.396%	6/15/42	294	294
Credit-Based Asset Servicing and Securitization 2005-RP1	5.500%	1/25/35	40	39	B
MSDWCC Heloc Trust 2005-1	5.510%	7/25/17	36	36
Wachovia Asset Securitization Inc. 2002-HE1	5.690%	9/27/32	70	70

				1,097

Total Asset-Backed Securities (Cost — $1,299)				1,296

Mortgage-Backed Securities — 18.9%
Fixed Rate Securities — 5.5%
Asset Securitization Corp. 1996-D2	6.920%	2/14/29	0.4	—	D
Banc of America Commercial Mortgage Inc. 2005-3 A4	4.668%	7/10/43	500	479
Banc of America Commercial Mortgage Inc. 2006-3 A4	5.889%	7/10/44	370	384
Countrywide Alternative Loan Trust 2004-2 CB	4.250%	3/25/34	193	190
GS Mortgage Securities Corp. II 2005-GG4	4.680%	7/10/39	200	195
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	140	135
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	200	195
LB-UBS Commercial Mortgage Trust 2006-C7 A3	5.347%	11/15/38	370	369
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	232	240	B
Morgan Stanley Capital I Series 2005-HQ6	4.989%	8/13/42	240	235
Prime Mortgage Trust 2006-DR1 2A1	5.500%	5/25/35	962	958	B
Prime Mortgage Trust 2006-DR1 2A2	6.000%	5/25/35	577	577	B
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	70	71

				4,028

Indexed SecuritiesA — 12.0%
ABFS Mortgage Loan Trust 2003-2	5.820%	4/25/34	59	59	B
Banc of America Funding Corp. 2005-E	5.826%	6/20/35	303	304
Countrywide Alternative Loan Trust 2005-17 1A1	5.580%	7/25/35	296	296

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Countrywide Alternative Loan Trust 2005-38 A3	5.670%	9/25/35	$300	$301
Countrywide Home Loans 2005-03 1A2	5.610%	4/25/35	252	253
Countrywide Home Loans 2005-09 1A1	5.620%	5/25/35	257	258
Countrywide Home Loans 2005-11 3A3	6.179%	4/25/35	248	251
Countrywide Home Loans 2005-11 6A1	5.620%	3/25/35	209	209
DSLA Mortgage Loan Trust 2006-AR1 1A1A	5.903%	4/19/36	483	483
Greenpoint Mortgage Funding Trust 2005-AR1	5.540%	6/25/45	240	240
Greenpoint Mortgage Funding Trust 2005-AR4	5.580%	10/25/45	121	122
GSMPS Mortgage Loan Trust 2005-RP2	5.670%	3/25/35	260	260	B
Harborview Mortgage Loan Trust 2005-7	6.246%	6/19/45	379	381
Harborview Mortgage Loan Trust 2005-9	5.660%	6/20/35	273	274
Impac CMB Trust 2003-7	5.960%	8/25/33	71	71
IXIS Real Estate Capital Trust 2006-HE2	5.380%	8/25/36	307	307
Lehman XS Trust 2005-7N 1A1B	5.620%	12/25/35	252	253
Lehman XS Trust 2006-GP2 1A1A	5.390%	6/25/46	559	559
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	5.530%	8/25/36	558	559
Thornburg Mortgage Securities Trust 2005-2 A1	5.540%	7/25/45	144	143
Thornburg Mortgage Securities Trust 2005-2 A2	5.550%	7/25/45	328	329
Thornburg Mortgage Securities Trust 2005-4 A4	5.520%	12/25/35	552	552
WaMu Mortgage Pass-Through Certificates, Series 2005-AR06 2A1A	5.550%	4/25/45	255	255
WaMu Mortgage Pass-Through Certificates, Series 2005-AR08 1A1A	5.590%	7/25/45	219	220
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11	5.640%	8/25/45	696	697
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 A1A1	5.610%	10/25/45	328	329
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A2	5.610%	12/25/45	431	432
Zuni Mortgage Loan Trust 2006-OA1	5.450%	8/25/36	450	449

				8,846

Stripped Securities — 0.5%
GE Capital Commercial Mortgage Corp. 2005-C4	5.332%	11/10/45	360	361	E1
Mach One Trust, Commercial Mortgage-Backed Securities 2004-1A	1.589%	5/28/40	1,181	44	B,E1,F

				405

Variable Rate SecuritiesG — 0.9%
Bear Stearns ARM Trust, Mortgage Pass-Through Certificates, Series 2004-4	3.517%	6/25/34	200	196
Credit-Based Asset Servicing and Securitization 1999-3	6.633%	1/3/29	53	52	B
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	127	124
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13	5.295%	1/12/43	100	100
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4	4.918%	10/15/42	200	194

				666

Total Mortgage-Backed Securities (Cost — $13,979)				13,945

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
U.S. Government and Agency Obligations — 17.1%
Fixed Rate Securities — 14.2%
Fannie Mae	5.400%	4/13/09	$30	$30
Fannie Mae	6.625%	9/15/09	160	166
Fannie Mae	5.200%	11/8/10	170	170
Fannie Mae	5.625%	5/19/11	290	294
Fannie Mae	4.610%	10/10/13	560	543
Federal Home Loan Bank	3.875%	8/22/08	120	118
Federal Home Loan Bank	5.400%	1/2/09	130	130
Freddie Mac	4.750%	1/18/11	110	110
Freddie Mac	5.250%	2/24/11	160	160
Freddie Mac	5.625%	3/15/11	40	41
Freddie Mac	4.650%	10/10/13	600	583
Freddie Mac	5.450%	11/21/13	180	180
Freddie Mac	5.300%	5/12/20	690	671
Freddie Mac	5.625%	11/23/35	210	206
United States Treasury Bonds	4.500%	2/15/36	725	684
United States Treasury Bonds	4.750%	2/15/37	2,050	2,018
United States Treasury Notes	3.750%	5/15/08	40	39
United States Treasury Notes	4.500%	2/15/09	60	60
United States Treasury Notes	4.125%	8/15/10	100	99
United States Treasury Notes	4.625%	10/31/11	2,600	2,609
United States Treasury Notes	4.625%	12/31/11	150	150
United States Treasury Notes	4.750%	1/31/12	70	71
United States Treasury Notes	4.625%	2/29/12	340	341
United States Treasury Notes	3.875%	2/15/13	800	773
United States Treasury Notes	5.125%	5/15/16	130	134
United States Treasury Notes	4.625%	2/15/17	75	75

				10,455

Stripped Securities — 0.3%
United States Treasury Bonds	0.000%	11/15/21	420	203	E2

Treasury Inflation-Protected SecuritiesH — 2.6%
United States Treasury Inflation-Protected Security	3.875%	1/15/09	25	26
United States Treasury Inflation-Protected Security	0.875%	4/15/10	331	320
United States Treasury Inflation-Protected Security	2.000%	1/15/14	71	70
United States Treasury Inflation-Protected Security	1.875%	7/15/15	52	51
United States Treasury Inflation-Protected Security	2.000%	1/15/16	388	381
United States Treasury Inflation-Protected Security	2.375%	1/15/17	100	102
United States Treasury Inflation-Protected Security	2.375%	1/15/25	553	557
United States Treasury Inflation-Protected Security	2.000%	1/15/26	102	97
United States Treasury Inflation-Protected Security	3.875%	4/15/29	271	344

				1,948

Total U.S. Government and Agency Obligations (Cost — $12,635)				12,606

U.S. Government Agency Mortgage-Backed Securities — 48.2%
Fixed Rate Securities — 48.2%
Fannie Mae	5.500%	12/1/17 to 9/1/35	1,112	1,103
Fannie Mae	5.000%	10/1/20 to 3/1/36	2,017	1,978
Fannie Mae	6.000%	8/1/21 to 9/1/36	3,994	4,031

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Fannie Mae	5.500%	12/1/22 to 12/1/37	$3,750	$3,715	I
Fannie Mae	6.000%	12/1/22 to 12/1/37	1,300	1,311	I
Fannie Mae	4.500%	9/1/35	91	86
Fannie Mae	5.000%	12/1/37	12,450	12,026	I
Fannie Mae	6.500%	12/1/37	4,790	4,886	I
Freddie Mac	4.500%	4/1/19	270	261
Freddie Mac	5.000%	7/1/20 to 9/1/35	1,295	1,273
Government National Mortgage Association	6.000%	11/15/28 to 12/15/33	666	677
Government National Mortgage Association	6.500%	2/15/32	239	245
Government National Mortgage Association	5.000%	8/15/33 to 5/15/34	877	856
Government National Mortgage Association	5.500%	2/15/35	2,512	2,500
Government National Mortgage Association	6.500%	12/1/37	700	718	I

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $35,867)				35,666

Yankee BondsJ — 6.3%
Commercial Banks — 2.4%
BNP Paribas NY	6.875%	3/1/09	110	114
Eksportfinans ASA	5.500%	5/25/16	160	165
Glitnir Banki Hf	6.330%	7/28/11	130	135	B
Glitnir Banki Hf	6.693%	6/15/16	120	126	B,C
Kaupthing Bank Hf	6.050%	4/12/11	270	272	A,B
Kaupthing Bank Hf	7.125%	5/19/16	440	476	B
Landsbanki Islands Hf	6.100%	8/25/11	230	236	B
Resona Preferred Global Securities	7.191%	7/30/49	140	148	B,C
Shinsei Finance Cayman Ltd.	6.418%	7/20/49	100	101	B,C

				1,773

Diversified Financial Services — 0.9%
Banagricola DPR Funding Ltd.	5.800%	3/15/10	151	151	A,B
MUFG Captial Finance 1 Ltd.	6.346%	7/25/49	100	102	C
SMFG Preferred Capital	6.078%	1/25/49	250	251	B,C
TNK-BP Finance SA	7.500%	7/18/16	140	148	B

				652

Diversified Telecommunication Services — 0.5%
British Telecommunications PLC	8.625%	12/15/10	100	111
Deutsche Telekom International Finance BV	5.750%	3/23/16	75	75
Koninklijke (Royal) KPN NV	8.000%	10/1/10	80	87
Telecom Italia Capital SpA	4.950%	9/30/14	70	66
Telecom Italia Capital SpA	5.250%	10/1/15	20	19

				358

Foreign Government — 0.7%
Russian Federation	5.000%	3/31/30	210	238	B,C
United Mexican States	5.625%	1/15/17	4	4
United Mexican States	6.750%	9/27/34	266	290

				532

		Maturity
	Rate	Date	Par/Shares		Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Industrial Conglomerates — 0.7%
Tyco International Group SA	6.375%	10/15/11	$45		$48
Tyco International Group SA	6.000%	11/15/13	100		105
Tyco International Group SA	6.875%	1/15/29	310		366

					519

Metals and Mining — 0.2%
Vale Overseas Ltd.	6.875%	11/21/36	170		176

Oil, Gas and Consumable Fuels — 0.9%
Anadarko Finance Co.	7.500%	5/1/31	5		5
ChevronTexaco Capital Co.	3.500%	9/17/07	140		139
Conoco Funding Co.	6.350%	10/15/11	10		10
Gazprom	6.212%	11/22/16	170		170	B
Gazprom	6.510%	3/7/22	190		193	B
Petrobras International Finance Co.	6.125%	10/6/16	130		133

					650

Total Yankee Bonds (Cost — $4,517)					4,660

Preferred Stocks — 0.3%
Fannie Mae	5.375%		—	Kshs	100	L
General Motors Corp.	5.250%		7		137	L

Total Preferred Stocks (Cost — $213)					237

Total Long-Term Securities (Cost — $83,752)					83,485

Short-Term Securities — 17.8%
U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	6/25/07	$161		159	M,N

Options Purchased — 0.3%
Eurodollar Futures Call, June 2007, Strike Price $94.00			65	O	119
Eurodollar Futures Call, June 2007, Strike Price $94.75			11	O	2
Eurodollar Futures Call, September 2007, Strike Price $94.00			33	O	75
Eurodollar Futures Call, September 2007, Strike Price $94.50			19	O	20
Eurodollar Futures Call, September 2007, Strike Price $94.75			10	O	6
Eurodollar Futures Put, September 2007, Strike Price $94.00			2	O	—	D

					222

Repurchase Agreements — 17.3%
Lehman Brothers Inc.
5.25%, dated 3/30/07, to be repurchased at $6,393 on 4/02/07 (Collateral: $6,340 Fannie Mae notes, 6.29%, due 4/13/16, value $6,518)			6,390		6,390
Merrill Lynch Government Securities Inc.
5.25%, dated 3/30/07, to be repurchased at $6,392 on 4/02/07 (Collateral: $6,520 Fannie Mae notes, 5.25%, due 3/26/10, value $6,520)			6,389		6,389

					12,779

Total Short-Term Securities (Cost — $13,154)					13,160

Total Investments — 130.7% (Cost — $96,906)					96,645
Other Assets Less Liabilities — (30.7)%					(22,729)

Net Assets — 100.0%					$73,916

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased
Eurodollar Futures	September 2007	10	—	D
Eurodollar Futures	March 2008	3	—	D
U.S. Treasury Bond Futures	June 2007	43	(67)
U.S. Treasury Note Futures	June 2007	174	65

			$(2)

Futures Contracts Written
Eurodollar Futures	June 2007	4	1
U.S. Treasury Note Futures	June 2007	111	1

			$2

Options Written
Eurodollar Futures Call, Strike Price $94.875	June 2007	4	—	D
Eurodollar Futures Call, Strike Price $95.00	June 2007	11	1
Eurodollar Futures Call, Strike Price $95.25	September 2007	21	2
Eurodollar Futures Put, Strike Price $94.75	June 2007	5	—	D
Eurodollar Futures Put, Strike Price $94.75	September 2007	15	—	D
U.S. Treasury Bond Futures Call, Strike Price $112.00	May 2007	7	(2)
U.S. Treasury Bond Futures Call, Strike Price $113.00	May 2007	18	4
U.S. Treasury Bond Futures Call, Strike Price $114.00	May 2007	20	3
U.S. Treasury Bond Futures Call, Strike Price $115.00	May 2007	21	9
U.S. Treasury Bond Futures Call, Strike Price $116.00	May 2007	11	5
U.S. Treasury Bond Futures Put, Strike Price $109.00	May 2007	8	3
U.S. Treasury Bond Futures Put, Strike Price $110.00	May 2007	8	(2)
U.S. Treasury Bond Futures Put, Strike Price $111.00	May 2007	6	(2)
U.S. Treasury Note Futures Call, Strike Price $107.00	May 2007	3	(2)
U.S. Treasury Note Futures Call, Strike Price $108.00	May 2007	31	(12)
U.S. Treasury Note Futures Call, Strike Price $109.00	May 2007	25	(2)
U.S. Treasury Note Futures Call, Strike Price $110.00	May 2007	55	13
U.S. Treasury Note Futures Call, Strike Price $111.00	May 2007	4	1
U.S. Treasury Note Futures Put, Strike Price $105.00	May 2007	5	2
U.S. Treasury Note Futures Put, Strike Price $107.00	May 2007	6	—	D

			$21

N.M.	Not Meaningful.

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2007.

B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 8.25% of net assets.

C	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	Amount represents less than $1.

E	Stripped Security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

F	Private Placement

G	The coupon rates shown on variable rate securities are the rates at March 31, 2007. These rates vary with the weighted average coupon of the underlying loans.

H	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value

I	When-issued Security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

J	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

K	Amount represents less than 50.

L	Convertible Security — Security may be converted into the issuer’s common stock.

M	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

N	All or a portion of this security is collateral to cover futures and options contracts written.

O	Par represents actual number of contracts.

Quarterly Report to Shareholders     1
Portfolio of Investments
Legg Mason Investment Grade Income Portfolio
March 31, 2007 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — 97.8%
Corporate Bonds and Notes — 68.8%
Aerospace and Defense — 0.2%
L-3 Communications Corp.	7.625%	6/15/12	$1,000	$1,030

Airlines — 0.2%
Continental Airlines Inc.	7.256%	3/15/20	482	518
Continental Airlines Inc.	6.545%	8/2/20	156	162

				680

Automobiles — 1.7%
DaimlerChrysler NA Holding Corp.	4.050%	6/4/08	160	158
DaimlerChrysler NA Holding Corp.	7.200%	9/1/09	260	271
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	300	306
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	735	793
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	290	305
DaimlerChrysler NA Holding Corp.	8.500%	1/18/31	850	1,062
Ford Motor Co.	7.450%	7/16/31	1,975	1,528
Ford Motor Co.	8.900%	1/15/32	370	324
General Motors Corp.	8.250%	7/15/23	650	585
General Motors Corp.	8.375%	7/15/33	1,990	1,786

				7,118

Beverages — 0.2%
Foster’s Finance Corp.	4.875%	10/1/14	840	794	A

Building Products — N.M.
American Standard Inc.	8.250%	6/1/09	37	39
American Standard Inc.	7.625%	2/15/10	5	5

				44

Capital Markets — 2.6%
BankAmerica Capital III	5.930%	1/15/27	585	568	B
Lehman Brothers Holdings Inc.	5.750%	1/3/17	3,980	3,988
Merrill Lynch and Co. Inc.	6.000%	2/17/09	800	812
Merrill Lynch and Co. Inc.	6.110%	1/29/37	910	882
Morgan Stanley	5.050%	1/21/11	900	896
Morgan Stanley	4.750%	4/1/14	65	62
The Bear Stearns Cos. Inc.	5.500%	8/15/11	1,650	1,667
The Bear Stearns Cos. Inc.	5.550%	1/22/17	320	314
The Goldman Sachs Group Inc.	6.345%	2/15/34	2,025	2,000

				11,189

Chemicals — 0.6%
E.I. du Pont de Nemours and Co.	4.875%	4/30/14	1,100	1,073
The Dow Chemical Co.	6.000%	10/1/12	750	773
The Dow Chemical Co.	7.375%	11/1/29	800	891

				2,737

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Banks — 4.4%
CBA Capital Trust I	5.805%	6/30/49	$3,510	$3,541	A
Comerica Capital Trust II	6.576%	2/20/37	990	959	C
KeyBank NA	5.800%	7/1/14	5	5
Rabobank Capital Funding Trust II	5.260%	12/31/49	320	311	A,C
Rabobank Capital Funding Trust III	5.254%	10/21/49	3,120	3,008	A,C
RBS Capital Trust III	5.512%	9/30/49	4,020	3,955	C
SunTrust Bank	5.000%	9/1/15	770	748
SunTrust Capital VIII	6.100%	12/15/36	1,070	1,002	C
UnionBanCal Corp.	5.250%	12/16/13	785	778
Wachovia Capital Trust III	5.800%	3/15/42	520	526	C
Wachovia Corp.	5.625%	10/15/16	2,300	2,310
Wells Fargo Capital X	5.950%	12/15/36	1,740	1,676	C

				18,819

Commercial Services and Supplies — 0.3%
Waste Management Inc.	6.375%	11/15/12	310	325
Waste Management Inc.	7.375%	5/15/29	690	759

				1,084

Communications Equipment — N.M.
Motorola Inc.	7.625%	11/15/10	135	145

Computers and Peripherals — 0.4%
International Business Machines Corp.	4.750%	11/29/12	1,750	1,728

Consumer Finance — 5.8%
American Express Co.	6.800%	9/1/66	2,760	2,939	C
Capital One Financial Corp.	7.125%	8/1/08	340	348
Caterpillar Financial Services Corp.	4.500%	6/15/09	1,040	1,028
Ford Motor Credit Co.	7.375%	10/28/09	2,970	2,964
Ford Motor Credit Co.	7.375%	2/1/11	2,390	2,351
Ford Motor Credit Co.	10.605%	6/15/11	6,828	7,342	A,B
Ford Motor Credit Co.	7.250%	10/25/11	2,410	2,342
GMAC LLC	6.125%	8/28/07	2,680	2,678
GMAC LLC	6.311%	11/30/07	320	319
GMAC LLC	6.875%	9/15/11	750	751
GMAC LLC	0.000%	6/15/15	40	23	D
GMAC LLC	8.000%	11/1/31	590	633
John Deere Capital Corp.	4.500%	8/22/07	5	5
Nelnet Inc.	7.400%	9/29/36	1,310	1,345	C

				25,068

Diversified Financial Services — 13.1%
AGFC Capital Trust I	6.000%	1/15/67	860	861	A,C
AIG SunAmerica Global Financing VI	6.300%	5/10/11	5,170	5,397	A
American Express Travel Related Services Co. Inc.	5.250%	11/21/11	830	835	A
Associates Corp. of North America	8.150%	8/1/09	775	828
Bank of America Corp.	4.750%	8/15/13	110	107
Bank of America Corp.	5.420%	3/15/17	3,100	3,068	A
Beaver Valley II Funding	9.000%	6/1/17	1,100	1,251
Boeing Capital Corp.	6.500%	2/15/12	1,000	1,063
Boeing Capital Corp.	5.800%	1/15/13	530	547
Capital One Bank	4.875%	5/15/08	150	149

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
Capital One Bank	5.750%	9/15/10	$870	$882
Capital One Bank	6.500%	6/13/13	690	722
Capital One Capital IV	6.745%	2/17/37	1,100	1,054	C
Chase Capital II	5.860%	2/1/27	1,980	1,934	B
Citigroup Inc.	6.125%	8/25/36	1,530	1,554
Countrywide Home Loans Inc.	3.250%	5/21/08	1,200	1,173
Deutsche Bank Capital Funding Trust	5.628%	1/19/49	1,760	1,728	A,C
General Electric Capital Corp.	4.000%	6/15/09	3,640	3,563
General Electric Capital Corp.	3.750%	12/15/09	2,400	2,326
General Electric Capital Corp.	6.000%	6/15/12	960	998
General Electric Capital Corp.	6.750%	3/15/32	5	6
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	860	873	A,C
HSBC Finance Capital Trust IX	5.911%	11/30/35	2,500	2,482	C
HSBC Finance Corp.	5.700%	6/1/11	1,280	1,300
HSBC Finance Corp.	5.500%	1/19/16	1,610	1,600
ILFC E-Capital Trust II	6.250%	12/21/65	2,320	2,375	A,C
JPMorgan Chase and Co.	5.125%	9/15/14	5	5
JPMorgan Chase and Co.	4.891%	9/1/15	1,035	1,026	C
Mizuho Preferred Capital Co. LLC	8.790%	6/30/49	1,520	1,582	A,C
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	1,700	1,852
Residential Capital Corp.	6.125%	11/21/08	1,340	1,339
Residential Capital Corp.	6.000%	2/22/11	2,780	2,742
SB Treasury Co. LLC	9.400%	6/30/49	840	879	A,C
UBS Preferred Funding Trust V	6.243%	5/15/49	3,030	3,128	C
ZFS Finance USA Trust II	6.450%	12/15/35	4,990	4,989	A,C

				56,218

Diversified Telecommunication Services — 2.7%
AT&T Corp.	8.000%	11/15/31	1,200	1,483
AT&T Inc.	5.100%	9/15/14	1,910	1,866
BellSouth Corp.	4.750%	11/15/12	830	809
Embarq Corp.	7.082%	6/1/16	930	948
Qwest Corp.	5.625%	11/15/08	550	550
Verizon Global Funding Corp.	6.875%	6/15/12	1,030	1,106
Verizon Global Funding Corp.	7.750%	6/15/32	375	435
Verizon Global Funding Corp.	5.850%	9/15/35	1,580	1,494
Verizon New York Inc.	6.875%	4/1/12	2,810	2,966

				11,657

Electric Utilities — 4.1%
Alabama Power Co.	3.125%	5/1/08	920	900
Duke Energy Corp.	5.625%	11/30/12	270	276
Exelon Corp.	6.750%	5/1/11	1,370	1,427
FirstEnergy Corp.	6.450%	11/15/11	2,285	2,395
FirstEnergy Corp.	7.375%	11/15/31	4,440	5,044
Niagara Mohawk Power Corp.	7.750%	10/1/08	1,010	1,046
Pacific Gas and Electric Co.	6.050%	3/1/34	2,150	2,155
Tampa Electric Co.	6.375%	8/15/12	380	400
The Cleveland Electric Illuminating Co.	5.650%	12/15/13	940	941
The Cleveland Electric Illuminating Co.	7.880%	11/1/17	850	996
The Detroit Edison Co.	5.200%	10/15/12	1,260	1,261

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Electric Utilities — Continued
TXU Energy Co.	7.000%	3/15/13	$930	$966

				17,807

Energy Equipment and Services — 0.5%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010	1,126
Pride International Inc.	7.375%	7/15/14	800	820

				1,946

Food and Staples Retailing — 0.9%
CVS Corp.	5.750%	8/15/11	820	835
Safeway Inc.	7.500%	9/15/09	600	630
Safeway Inc.	5.800%	8/15/12	750	760
The Kroger Co.	8.000%	9/15/29	1,000	1,122
Wal-Mart Stores Inc.	6.875%	8/10/09	475	494

				3,841

Food Products — 1.0%
Ahold Finance USA Inc.	8.250%	7/15/10	960	1,037
Kellogg Co.	6.600%	4/1/11	1,000	1,051
Kellogg Co.	7.450%	4/1/31	650	762
Kraft Foods Inc.	6.250%	6/1/12	1,360	1,413

				4,263

Gas Utilities — 0.5%
Panhandle Eastern Pipe Line Co.	4.800%	8/15/08	1,170	1,161
Southern Natural Gas Co.	5.900%	4/1/17	970	970	A

				2,131

Health Care Equipment and Supplies — 0.5%
Baxter International Inc.	5.900%	9/1/16	1,430	1,476
Hospira Inc.	6.050%	3/30/17	840	839

				2,315

Health Care Providers and Services — 4.0%
Aetna Inc.	5.750%	6/15/11	1,490	1,521
Cardinal Health Inc.	5.800%	10/15/16	1,100	1,096	A
Coventry Health Care Inc.	5.950%	3/15/17	1,150	1,144
HCA Inc.	6.300%	10/1/12	1,790	1,674
HCA Inc.	6.250%	2/15/13	2,130	1,936
HCA Inc.	5.750%	3/15/14	150	128
HCA Inc.	9.125%	11/15/14	1,100	1,176	A
HCA Inc.	9.250%	11/15/16	1,380	1,489	A
Humana Inc.	6.450%	6/1/16	600	621
Quest Diagnostics Inc.	5.125%	11/1/10	790	783
Tenet Healthcare Corp.	9.875%	7/1/14	2,310	2,333
Tenet Healthcare Corp.	6.875%	11/15/31	750	592
Universal Health Services Inc.	7.125%	6/30/16	1,450	1,546
WellPoint Inc.	5.000%	12/15/14	1,330	1,291

				17,330

Household Durables — 0.5%
Centex Corp.	5.125%	10/1/13	420	394

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Household Durables — Continued
DR Horton Inc.	5.250%	2/15/15	$610	$558
Pulte Homes Inc.	6.250%	2/15/13	385	384
The Black and Decker Corp.	5.750%	11/15/16	810	812

				2,148

Household Products — N.M.
The Procter and Gamble Co.	4.300%	8/15/08	200	198

Independent Power Producers and Energy Traders — 1.0%
Dynegy Holdings Inc.	8.750%	2/15/12	1,690	1,795
TXU Corp.	6.500%	11/15/24	2,730	2,301

				4,096

Insurance — 2.2%
Ace Ina Holdings Inc.	5.700%	2/15/17	670	673
ASIF Global Financing XIX	4.900%	1/17/13	90	89	A
Liberty Mutual Group	5.750%	3/15/14	720	718	A
Liberty Mutual Group	7.800%	3/7/87	810	790	A,C
MetLife Inc.	6.400%	12/15/36	2,060	2,011	C
Prudential Financial Inc.	5.700%	12/14/36	920	881
The Chubb Corp.	6.375%	3/29/67	910	908	C
The St. Paul Travelers Cos. Inc.	6.250%	6/20/16	780	819
The Travelers Cos. Inc.	6.250%	3/15/67	1,080	1,066	C
Willis North America Inc.	5.125%	7/15/10	760	746
Willis North America Inc.	5.625%	7/15/15	660	637

				9,338

IT Services — 0.4%
Electronic Data Systems Corp.	7.125%	10/15/09	530	553
Electronic Data Systems Corp.	6.500%	8/1/13	500	511
Electronic Data Systems Corp.	7.450%	10/15/29	570	621

				1,685

Leisure Equipment and Products — 0.3%
Eastman Kodak Co.	3.625%	5/15/08	975	946
Eastman Kodak Co.	7.250%	11/15/13	500	505

				1,451

Media — 4.6%
Clear Channel Communications Inc.	4.400%	5/15/11	1,210	1,122
Clear Channel Communications Inc.	5.500%	9/15/14	500	443
Comcast Cable Communications Inc.	6.750%	1/30/11	960	1,011
Comcast Cable Holdings LLC	7.125%	2/15/28	180	191
Comcast Corp.	7.050%	3/15/33	1,800	1,932
Comcast Corp.	6.450%	3/15/37	1,100	1,101
Cox Communications Inc.	4.625%	1/15/10	1,410	1,391
CSC Holdings Inc.	7.625%	7/15/18	1,500	1,515
Liberty Media LLC	7.875%	7/15/09	1,000	1,049
Liberty Media LLC	8.500%	7/15/29	340	348
Liberty Media LLC	8.250%	2/1/30	120	120
News America Inc.	6.550%	3/15/33	1,495	1,529
The Walt Disney Co.	6.200%	6/20/14	1,220	1,288

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
Time Warner Entertainment Co. LP	8.375%	7/15/33	$505	$614
Time Warner Inc.	6.875%	5/1/12	1,350	1,438
Time Warner Inc.	9.125%	1/15/13	1,130	1,324
Time Warner Inc.	7.700%	5/1/32	1,015	1,151
Viacom Inc.	7.700%	7/30/10	90	97
Viacom Inc.	5.750%	4/30/11	990	1,004
Viacom Inc.	5.625%	8/15/12	1,095	1,098

				19,766

Metals and Mining — 1.1%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	4,330	4,682

Multi-Utilities — 1.0%
Dominion Resources Inc	5.150%	7/15/15	1,140	1,110
DTE Energy Co.	6.375%	4/15/33	350	359
Sempra Energy	5.830%	5/21/08	1,685	1,685	B
Xcel Energy Inc.	7.000%	12/1/10	900	955

				4,109

Multiline Retail — 0.7%
Federated Retail Holdings Inc.	5.350%	3/15/12	360	359
May Department Stores Co.	5.750%	7/15/14	1,070	1,062
May Department Stores Co.	6.700%	7/15/34	490	483
Target Corp.	5.875%	3/1/12	860	889

				2,793

Oil, Gas and Consumable Fuels — 6.2%
Anadarko Petroleum Corp.	5.950%	9/15/16	180	180
ConocoPhillips	4.750%	10/15/12	2,290	2,260
Devon Financing Corp. ULC	7.875%	9/30/31	560	664
Duke Capital LLC	6.250%	2/15/13	340	348
El Paso Corp.	7.800%	8/1/31	1,660	1,834
El Paso Corp.	7.750%	1/15/32	340	376
Hess Corp.	7.875%	10/1/29	3,770	4,349
Kerr-McGee Corp.	6.950%	7/1/24	390	411
Kerr-McGee Corp.	7.875%	9/15/31	4,700	5,466
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,430	1,534
Ocean Energy Inc.	4.375%	10/1/07	965	960
Pemex Project Funding Master Trust	5.948%	12/3/12	107	108	A,B
Pemex Project Funding Master Trust	6.625%	6/15/35	2,900	2,987
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,000	1,232
The Williams Cos. Inc.	7.625%	7/15/19	2,000	2,175
Valero Energy Corp.	6.875%	4/15/12	565	602
XTO Energy Inc.	6.100%	4/1/36	1,270	1,230

				26,716

Paper and Forest Products — 0.3%
Weyerhaeuser Co.	6.750%	3/15/12	1,120	1,176

Pharmaceuticals — 0.6%
Wyeth	6.950%	3/15/11	2,000	2,127

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Pharmaceuticals — Continued
Wyeth	5.950%	4/1/37	$440	$433

				2,560

Real Estate Investment Trusts (REITs) — 1.2%
Health Care REIT Inc.	5.875%	5/15/15	1,440	1,432
iStar Financial Inc.	5.375%	4/15/10	10	10
iStar Financial Inc.	5.950%	10/15/13	3,610	3,654

				5,096

Road and Rail — 0.6%
Burlington Northern Rail Road Co.	6.960%	3/22/09	105	106
Burlington Northern Rail Road Co.	7.330%	6/23/10	105	108
CSX Transportation Inc.	7.875%	5/15/43	252	298
Norfolk Southern Corp.	7.875%	5/15/43	348	408
Union Pacific Corp.	4.875%	1/15/15	1,740	1,637

				2,557

Thrifts and Mortgage Finance — 0.9%
BB&T Capital Trust II	6.750%	6/7/36	1,750	1,884
Countrywide Home Loans Inc.	4.125%	9/15/09	340	331
Washington Mutual Inc.	4.200%	1/15/10	700	683
Washington Mutual Inc.	4.625%	4/1/14	1,000	935

				3,833

Tobacco — 0.6%
Altria Group Inc.	7.000%	11/4/13	1,385	1,504
Reynolds American Inc.	7.875%	5/15/09	860	901

				2,405

Wireless Telecommunication Services — 2.9%
New Cingular Wireless Services Inc.	7.500%	5/1/07	1,500	1,502
New Cingular Wireless Services Inc.	8.125%	5/1/12	570	642
New Cingular Wireless Services Inc.	8.750%	3/1/31	980	1,264
Nextel Communications Inc.	5.950%	3/15/14	469	462
Nextel Communications Inc.	7.375%	8/1/15	1,600	1,655
Sprint Capital Corp.	8.375%	3/15/12	1,860	2,075
Sprint Capital Corp.	8.750%	3/15/32	3,330	3,928
Sprint Nextel Corp.	6.000%	12/1/16	990	974

				12,502

Total Corporate Bonds and Notes (Cost — $293,007)				295,055

U.S. Government and Agency Obligations — 6.3%
Fixed Rate Securities — 6.3%
Tennessee Valley Authority	5.375%	11/13/08	150	151
United States Treasury Bonds	4.500%	2/15/36	5	5
United States Treasury Notes	4.500%	2/15/09	1,585	1,581
United States Treasury Notes	4.750%	2/15/10	3,850	3,872
United States Treasury Notes	4.875%	7/31/11	4,700	4,760
United States Treasury Notes	4.500%	9/30/11	3,260	3,255
United States Treasury Notes	4.625%	10/31/11	180	180
United States Treasury Notes	4.625%	12/31/11	10,700	10,735

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
United States Treasury Notes	4.625%	2/29/12	$750	$753
United States Treasury Notes	3.625%	5/15/13	950	904
United States Treasury Notes	4.000%	2/15/15	1,090	1,045

Total U.S. Government and Agency Obligations (Cost — $27,055)				27,241

U.S. Government Agency Mortgage-Backed Securities — N.M.
Indexed SecuritiesB — N.M.
Freddie Mac	7.037%	9/1/24	63	64

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $63)				64

Yankee BondsE — 22.7%
Automobiles — 0.3%
General Motors Nova Scotia Finance Co.	6.850%	10/15/08	1,160	1,153

Beverages — 0.3%
Molson Coors Capital Finance	4.850%	9/22/10	1,305	1,286

Commercial Banks — 9.4%
AES El Salvador Trust	6.750%	2/1/16	2,080	2,080	A
ATF Capital BV	9.250%	2/21/14	2,280	2,226	A
Banco Mercantil del Norte SA	6.135%	10/13/16	2,030	2,045	A,C
BOI Capital Funding	5.571%	2/1/49	2,000	1,954	A,C
Glitnir Banki Hf	6.330%	7/28/11	1,100	1,141	A
Glitnir Banki Hf	6.693%	6/15/16	1,900	1,992	A,C
Glitnir Banki Hf	7.451%	9/14/49	700	751	A,C
HBOS Capital Funding LP	6.071%	6/30/49	1,490	1,518	A,C
HBOS Treasury Services PLC	4.000%	9/15/09	1,080	1,055	A
HSBC Capital Funding LP	4.610%	6/27/49	760	725	A,C
ICICI Bank Ltd.	6.375%	4/30/22	702	695	A,C
Kaupthing Bank Hf	6.050%	4/12/11	1,440	1,453	A,B
Kaupthing Bank Hf	5.750%	10/4/11	1,340	1,351	A
Kaupthing Bank Hf	7.125%	5/19/16	3,585	3,878	A
Mizuho Financial Group	5.790%	4/15/14	3,565	3,632	A
Resona Preferred Global Securities	7.191%	7/30/49	2,880	3,042	A,C
RSHB Capital SA	7.175%	5/16/13	3,690	3,898	A
Shinsei Finance Cayman Ltd.	6.418%	7/20/49	3,055	3,086	A,C
Sumitomo Mitsui Banking Corp.	5.625%	10/15/49	730	719	A,C
TuranAlem Finance BV	8.250%	1/22/37	1,709	1,718	A
VTB Capital SA for Vneshtorgbank	5.960%	8/1/08	1,560	1,561	A,B

				40,520

Consumer Finance — 0.8%
Aiful Corp.	6.000%	12/12/11	2,685	2,724	A
HSBC Holdings PLC	5.250%	12/12/12	830	832

				3,556

Diversified Financial Services — 0.5%
SMFG Preferred Capital	6.078%	1/25/49	230	230	A,C
TNK-BP Finance SA	7.500%	7/18/16	870	918	A
TNK-BP Finance SA	6.625%	3/20/17	100	99	A

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Diversified Financial Services — Continued
UFJ Finance Aruba AEC	6.750%	7/15/13	$920	$991

				2,238

Diversified Telecommunication Services — 3.9%
British Telecommunications PLC	8.625%	12/15/10	900	1,005	F
British Telecommunications PLC	9.125%	12/15/30	420	577	F
Deutsche Telekom International Finance BV	8.250%	6/15/30	1,400	1,734
Deutsche Telekom International Finance BV	9.250%	6/1/32	670	903
France Telecom SA	7.750%	3/1/11	3,000	3,268
France Telecom SA	8.500%	3/1/31	340	442
Intelsat Bermuda Ltd.	8.872%	1/15/15	1,175	1,198	A,B
Koninklijke (Royal) KPN NV	8.000%	10/1/10	990	1,074
Koninklijke (Royal) KPN NV	8.375%	10/1/30	655	742
Tele Norte Leste Participacoes SA	8.000%	12/18/13	1,080	1,157	G
Telecom Italia Capital	7.200%	7/18/36	2,070	2,155
Telefonica Emisiones S.A.U	7.045%	6/20/36	800	854
Telefonica Europe BV	7.750%	9/15/10	800	862
Telus Corp.	7.500%	6/1/07	700	702

				16,673

Electric Utilities — 1.0%
Enersis SA	7.375%	1/15/14	850	922
Enersis SA/Cayman Island	7.400%	12/1/16	1,211	1,333
Hydro Quebec	7.500%	4/1/16	1,625	1,891

				4,146

Foreign Government — 2.4%
Federative Republic of Brazil	8.875%	4/15/24	240	312
Federative Republic of Brazil	10.125%	5/15/27	740	1,075
Federative Republic of Brazil	7.125%	1/20/37	340	376
Province of Nova Scotia	5.750%	2/27/12	1,000	1,032
Republic of Colombia	7.375%	9/18/37	177	193
Republic of Panama	7.125%	1/29/26	500	540
Republic of Panama	6.700%	1/26/36	353	366
Russian Federation	5.000%	3/31/30	500	567	A,C
United Mexican States	7.500%	4/8/33	182	217
United Mexican States	6.750%	9/27/34	5,122	5,586

				10,264

Industrial Conglomerates — 0.8%
Tyco International Group SA	6.375%	10/15/11	250	264
Tyco International Group SA	7.000%	6/15/28	554	658
Tyco International Group SA	6.875%	1/15/29	2,051	2,421

				3,343

Insurance — 0.5%
Axa	8.600%	12/15/30	1,630	2,078
XL Capital Ltd.	5.250%	9/15/14	20	20

				2,098

Media — 0.2%
British Sky Broadcasting Group PLC	6.875%	2/23/09	870	894

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Metals and Mining — 1.0%
Vale Overseas Ltd.	6.250%	1/23/17	$1,474	$1,502
Vale Overseas Ltd.	6.875%	11/21/36	2,480	2,561

				4,063

Oil, Gas and Consumable Fuels — 1.4%
Anadarko Finance Co.	6.750%	5/1/11	10	11
Conoco Funding Co.	6.350%	10/15/11	520	546
Gazprom	6.212%	11/22/16	2,099	2,100	A
Gazprom	6.510%	3/7/22	1,160	1,177	A
Petrobras International Finance Co.	6.125%	10/6/16	2,186	2,230

				6,064

Wireless Telecommunication Services — 0.2%
Rogers Wireless Inc.	6.375%	3/1/14	1,000	1,025

Total Yankee Bonds (Cost — $94,297)				97,323

Total Long-Term Securities (Cost — $414,422)				419,683

Short-Term Securities — 0.5%
U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	6/28/07	46	45	D,H
Fannie Mae	0.000%	6/25/07	370	366	D,H

				411

Repurchase Agreements — 0.4%
Lehman Brothers Inc. 5.25%, dated 3/30/07, to be repurchased at $894 on 4/2/07 (Collateral: $715 Tennessee Valley Authority bonds, 7.125%, due 5/1/30, value $912)			894	894
Merrill Lynch Government Securities Inc. 5.25%, dated 3/30/07, to be repurchased at $893 on 4/2/07 (Collateral: $910 Fannie Mae notes, 5.25%, due 3/26/10, value $910)			893	893

				1,787

Total Short-Term Securities (Cost — $2,198)				2,198

Total Investments — 98.3% (Cost — $416,620)				421,881
Other Assets Less Liabilities — 1.7%				7,106

Net Assets — 100.0%				$428,987

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased
Eurodollar Futures	September 2007	557	(239)
U.S. Treasury Note Futures	June 2007	260	180

			$(59)

Futures Contracts Written
U.S. Treasury Bond Futures	June 2007	1	2
U.S. Treasury Note Futures	June 2007	334	(224)

			$(222)

N.M.	Not Meaningful.

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 21.81% of net assets.

B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2007.

C	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

E	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

F	Credit Linked Security — The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.

G	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

H	All or a portion of this security is collateral to cover futures contracts.

Quarterly Report to Shareholders      1
Portfolio of Investments
Legg Mason Limited Duration Bond Portfolio
March 31, 2007 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — 96.3%
Corporate Bonds and Notes — 29.2%
Automobiles — 0.2%
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	$440	$448

Capital Markets — 0.4%
Morgan Stanley	5.625%	1/9/12	830	841

Chemicals — 0.4%
The Dow Chemical Co.	5.750%	12/15/08	560	564
The Dow Chemical Co.	5.970%	1/15/09	330	333

				897

Commercial Banks — 1.0%
SunTrust Capital VIII	6.100%	12/1/66	120	112	A
Wachovia Capital Trust III	5.800%	3/15/42	1,570	1,589	A
Wells Fargo Capital X	5.950%	12/15/36	300	289	A

				1,990

Commercial Services and Supplies — 0.6%
Waste Management Inc.	7.375%	8/1/10	1,150	1,223

Consumer Finance — 5.4%
American Express Co.	6.800%	9/1/66	600	639	A
Ford Motor Credit Co.	6.180%	9/28/07	1,020	1,020	B
Ford Motor Credit Co.	6.625%	6/16/08	4,810	4,795
GMAC LLC	6.500%	9/23/08	4,000	3,994	B
Nelnet Inc.	7.400%	9/29/36	380	390	A

				10,838

Diversified Financial Services — 2.5%
AGFC Capital Trust I	6.000%	1/15/67	650	651	A,C
International Lease Finance Corp.	5.000%	4/15/10	650	649
Residential Capital Corp.	6.725%	6/29/07	1,630	1,632	B
Residential Capital Corp.	6.660%	11/21/08	2,000	2,003	B

				4,935

Diversified Telecommunication Services — 0.9%
AT&T Inc.	5.300%	11/15/10	940	944
Verizon Global Funding Corp.	7.250%	12/1/10	800	855

				1,799

Electric Utilities — 3.2%
Alabama Power Co.	5.550%	8/25/09	1,000	1,003	B
Appalachian Power Co.	3.600%	5/15/08	1,700	1,668
Duke Energy Corp.	3.750%	3/5/08	1,500	1,479
FirstEnergy Corp.	6.450%	11/15/11	370	388
Niagara Mohawk Power Corp.	7.750%	10/1/08	460	476
Ohio Edison Co.	4.000%	5/1/08	440	434

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Electric Utilities — Continued
Pacific Gas and Electric Co.	3.600%	3/1/09	$1,000	$973

				6,421

Health Care Equipment and Supplies — 0.2%
Hospira Inc.	5.550%	3/30/12	500	500

Health Care Providers and Services — 0.1%
Quest Diagnostics Inc.	5.125%	11/1/10	180	179

Hotels Restaurants and Leisure — 0.2%
Caesars Entertainment Inc.	7.500%	9/1/09	330	345
Harrah’s Operating Co. Inc.	5.960%	2/8/08	150	150	B,C

				495

Independent Power Producers and Energy Traders — 0.6%
TXU Corp.	4.800%	11/15/09	1,160	1,140

Insurance — 0.2%
The Travelers Cos. Inc.	6.250%	3/15/37	460	454	A

IT Services — 0.5%
Electronic Data Systems Corp.	7.125%	10/15/09	1,000	1,043

Leisure Equipment and Products — 0.1%
Eastman Kodak Co.	7.250%	11/15/13	110	111

Media — 2.3%
Clear Channel Communications Inc.	6.625%	6/15/08	140	141
Clear Channel Communications Inc.	4.250%	5/15/09	790	766
Comcast Cable Communications Inc.	6.875%	6/15/09	1,100	1,139
Comcast MO of Delaware Inc.	9.000%	9/1/08	300	315
Liberty Media LLC	7.875%	7/15/09	1,120	1,175
The Walt Disney Co.	5.440%	9/10/09	10	10	B
Time Warner Inc.	5.500%	11/15/11	1,030	1,038

				4,584

Multi-Utilities — 1.5%
CenterPoint Energy Inc.	5.875%	6/1/08	440	442
Dominion Resources Inc.	4.750%	12/15/10	500	493
Sempra Energy	5.830%	5/21/08	2,000	2,000	B

				2,935

Multiline Retail — 0.2%
Federated Retail Holdings Inc.	5.350%	3/15/12	330	329
May Department Stores Co.	5.750%	7/15/14	110	109

				438

Oil, Gas and Consumable Fuels — 4.6%
Apache Corp.	6.250%	4/15/12	920	962
Devon Financing Corp. ULC	6.875%	9/30/11	750	798
El Paso Natural Gas Co.	5.950%	4/15/17	590	592	C
Hess Corp.	6.650%	8/15/11	1,710	1,801
Kinder Morgan Energy Partners LP	6.750%	3/15/11	810	851
Pemex Project Funding Master Trust	5.948%	12/3/12	3,490	3,516	B,C

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
XTO Energy Inc.	5.650%	4/1/16	$640	$638

				9,158

Paper and Forest Products — 0.1%
Weyerhaeuser Co.	5.950%	11/1/08	170	172

Real Estate Investment Trusts (REITs) — 1.4%
iStar Financial Inc.	5.695%	9/15/09	1,330	1,330	B
iStar Financial Inc.	5.650%	9/15/11	1,400	1,410

				2,740

Thrifts and Mortgage Finance — 0.1%
Residential Capital Corp.	6.460%	4/17/09	200	199	B

Tobacco — 1.5%
Altria Group Inc.	5.625%	11/4/08	3,000	3,018

Wireless Telecommunication Services — 1.0%
New Cingular Wireless Services Inc.	8.125%	5/1/12	390	439
Sprint Capital Corp.	6.125%	11/15/08	1,150	1,164
Sprint Capital Corp.	6.375%	5/1/09	30	31
Vodafone Group PLC	5.350%	2/27/12	450	451

				2,085

Total Corporate Bonds and Notes (Cost — $58,535)				58,643

Asset-Backed Securities — 10.7%
Fixed Rate Securities — 3.1%
AmeriCredit Automobile Receivables Trust 2003-BX	2.720%	1/6/10	1,062	1,055
Countryplace Manufactured Housing Contract Trust 2007-1 A1	5.484%	7/15/37	1,500	1,499	C
MBNA Practice Solutions Owner Trust 2005-2	4.100%	5/15/09	1,872	1,862	C
Prestige Auto Receivables Trust 2005-1A	4.370%	6/16/12	1,300	1,288	C
Structured Asset Securities Corp. 2003-AL1	3.357%	4/25/31	632	573	C

				6,277

Indexed SecuritiesB — 7.4%
Asset Backed Funding Certificates 2002-WF2	6.445%	5/25/32	221	221
Bear Stearns Asset Backed Securities Inc. 2004-1	5.840%	6/25/34	2,236	2,251
CHEC Loan Trust 2004-A2	5.650%	2/25/31	468	468
Citibank Credit Card Issuance Trust 2002-B1	5.676%	6/25/09	1,675	1,676
Countrywide Home Equity Loan Trust 2004-O	5.600%	2/15/34	613	614
Lehman XS Trust 2005-5N 3A1A	5.620%	11/25/35	1,901	1,902
Long Beach Mortgage Loan Trust 2006-A A1	5.410%	5/25/36	1,465	1,465
RAAC Series 2005-RP1	5.660%	7/25/37	579	579	C
Rental Car Finance Corp. 2003-1A	5.720%	5/25/08	1,000	1,000	C
Rental Car Finance Corp. 2004-1A	5.520%	6/25/09	3,000	3,003	C
Securitized Asset Backed Receivables LLC 2006-FR3 A2	5.460%	5/25/36	1,700	1,700

				14,879

Stripped Securities — 0.2%
HSI Asset Securitization Corp. Trust 2006-OPT4	1.500%	3/25/36	26,414	316	D1

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Asset-Backed Securities — Continued
Total Asset-Backed Securities (Cost — $21,698)				21,472

Mortgage-Backed Securities — 18.5%
Fixed Rate Securities — 2.0%
BlackRock Capital Finance LP 1997-R3	7.220%	11/25/28	$50	$50	C
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	1,422	1,505
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	2,345	2,372

				3,927

Indexed SecuritiesB — 13.9%
Banc of America Mortgage Securities 2005-F	5.017%	7/25/35	2,136	2,122
Bear Stearns ARM Trust 2004-10	4.492%	1/25/35	719	719
Countrywide Alternative Loan Trust 2005-59 1A1	5.680%	11/20/35	1,645	1,651
Countrywide Alternative Loan Trust 2006-0A2 A5	5.550%	5/20/46	2,119	2,122
Harborview Mortgage Loan Trust 2004-8	5.720%	11/29/34	638	640
HomeBanc Mortgage Trust 2004-2 A1	5.690%	12/25/34	1,331	1,334
HomeBanc Mortgage Trust 2005-1 A1	5.570%	3/25/35	1,749	1,754
Impac CMB Trust 2004-2 A1	5.840%	4/25/34	361	361
Impac CMB Trust 2004-6 1A2	5.710%	10/25/34	472	472
JPMorgan Mortgage Trust 2003-A1	4.344%	10/25/33	2,166	2,132
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	3,000	2,949
MASTR Specialized Loan Trust 2006-01 A	5.620%	1/25/36	781	780	C
Provident Funding Mortgage Loan Trust 2005-1 1A1	4.143%	5/25/35	1,770	1,771
Sequoia Mortgage Trust 2003-2 A2	5.747%	6/20/33	495	495
Thornburg Mortgage Securities Trust 2005-2 A4	5.570%	7/25/45	2,156	2,156
Thornburg Mortgage Securities Trust 2005-4 A2	5.530%	12/25/35	1,979	1,977
WaMu Alternative Mortgage Pass-Through Certificates 2006-AR01 A1B	5.640%	2/25/36	1,510	1,517
WaMu Mortgage Pass-Through Certificates 2003-AR10	4.062%	10/25/33	2,100	2,088
WaMu Mortgage Pass-Through Certificates 2004-AR08 A1	5.795%	6/25/44	923	925

				27,965

Stripped Securities — N.M.
Nomura Asset Acceptance Corp. Series 2006-AP1 AI0	4.500%	1/25/36	240	5	D1

Variable Rate SecuritiesE — 2.6%
Banc of America Funding Corp. 2004-B	4.189%	12/20/34	875	894
Citigroup Mortgage Loan Trust Inc. 2007-AR4 2A1A	5.534%	3/25/37	2,068	2,076
Countrywide Alternative Loan Trust 2004-33 1A1	4.989%	12/25/34	643	652
Countrywide Alternative Loan Trust 2004-33 2A1	4.939%	12/25/34	342	342
Prime Mortgage Trust 2005-2	7.396%	10/25/32	1,266	1,301

				5,265

Total Mortgage-Backed Securities (Cost — $37,192)				37,162

U.S. Government and Agency Obligations — 4.0%
Fixed Rate Securities — 0.4%
United States Treasury Bonds	5.375%	2/15/31	190	202
United States Treasury Notes	4.625%	10/31/11	570	572

				774

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected SecuritiesF — 3.6%
United States Treasury Inflation-Protected Security	2.375%	4/15/11	$1,632	$1,653
United States Treasury Inflation-Protected Security	3.000%	7/15/12	2,336	2,448
United States Treasury Inflation-Protected Security	2.500%	7/15/16	1,303	1,337
United States Treasury Inflation-Protected Security	2.375%	1/15/25	1,858	1,870

				7,308

Total U.S. Government and Agency Obligations (Cost — $8,127)				8,082

U.S. Government Agency Mortgage-Backed Securities — 23.0%
Fixed Rate Securities — 13.2%
Fannie Mae	8.500%	6/1/10 to 8/1/11	10	10
Fannie Mae	7.000%	1/1/13 to 1/1/33	4,357	4,540
Fannie Mae	6.500%	7/1/13 to 10/1/32	1,404	1,439
Fannie Mae	9.500%	7/1/14	24	25
Fannie Mae	11.000%	12/1/15	41	42
Fannie Mae	12.500%	1/1/18 to 4/1/18	42	46
Fannie Mae	9.000%	11/1/21	89	94
Fannie Mae	6.000%	11/1/27	0.3	—	G
Fannie Mae	5.000%	12/1/37	12,550	12,122	H
Fannie Mae	5.500%	12/1/37	1,800	1,781	H
Freddie Mac	8.250%	2/1/08	1	1
Freddie Mac	8.500%	12/1/08 to 6/1/21	18	18
Freddie Mac	9.750%	11/1/09 to 11/1/14	13	13
Freddie Mac	9.000%	1/1/17 to 1/1/21	111	117
Freddie Mac	8.000%	2/1/31	201	211
Freddie Mac	7.000%	4/1/32	1,621	1,687
Freddie Mac	5.000%	12/1/37	200	193	H
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	234	239
Government National Mortgage Association	9.000%	6/15/22 to 9/15/22	2	2
Government National Mortgage Association	5.500%	12/1/37	2,550	2,536	H
Government National Mortgage Association	6.000%	12/1/37	1,300	1,317	H

				26,433

Indexed SecuritiesB — 9.7%
Fannie Mae	4.323%	10/1/34	1,035	1,025
Fannie Mae	4.212%	12/1/34	1,271	1,256
Fannie Mae	4.330%	1/1/35	1,097	1,086
Fannie Mae	4.861%	1/1/35	1,863	1,863
Fannie Mae	4.782%	2/1/35	4,041	4,024
Fannie Mae	4.543%	3/1/35	2,207	2,196
Fannie Mae	4.957%	3/1/35	4,059	4,070
Freddie Mac	4.339%	12/1/34	461	456
Freddie Mac	4.464%	12/1/34	2,442	2,425
Freddie Mac	4.079%	1/1/35	445	437
Freddie Mac	4.121%	1/1/35	741	729

				19,567

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Stripped Securities — 0.1%
Government National Mortgage Association	3.125%	6/16/26	$1,785	$122	D1
Government National Mortgage Association	3.175%	8/16/26	1,331	154	D1

				276

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $47,674)				46,276

Yankee BondsI — 10.8%
Commercial Banks — 2.9%
Glitnir Banki Hf	5.800%	1/21/11	1,550	1,562	B,C
Kaupthing Bank Hf	6.050%	4/12/11	1,000	1,009	B,C
Kaupthing Bank Hf	5.750%	10/4/11	420	423	C
Landsbanki Islands Hf	6.100%	8/25/11	620	636	C
Resona Preferred Global Securities	7.191%	12/29/49	830	877	A,C
TuranAlem Finance BV	6.735%	1/22/09	320	320	B,C
VTB Capital SA for Vneshtorgbank	5.960%	8/1/08	1,040	1,041	B,C

				5,868

Diversified Financial Services — 1.5%
Aiful Corp.	5.000%	8/10/10	1,280	1,261	C
MUFG Captial Finance 1 Ltd.	6.346%	7/29/49	600	613	A
TNK-BP Finance SA	6.875%	7/18/11	1,090	1,119	C

				2,993

Diversified Telecommunication Services — 2.9%
British Telecommunications PLC	8.625%	12/15/10	1,520	1,697	J
Deutsche Telekom International Finance BV	8.000%	6/15/10	650	705
France Telecom SA	7.750%	3/1/11	770	839	J
Koninklijke (Royal) KPN NV	8.000%	10/1/10	900	976
Telecom Italia Capital	5.840%	2/1/11	1,040	1,039	B
Telefonica Emisiones S.A.U.	5.650%	6/19/09	600	602	B

				5,858

Energy Equipment and Services — 0.5%
SP PowerAssets Ltd.	3.800%	10/22/08	1,000	980	C

Foreign Government — 0.4%
Russian Federation	3.000%	5/14/08	890	864

Health Care Equipment and Supplies — 0.2%
Baxter Finco BV	4.750%	10/15/10	430	425

Industrial Conglomerates — 0.8%
Tyco International Group SA	6.375%	10/15/11	1,480	1,564

Metals and Mining — 0.6%
Vale Overseas Ltd.	6.250%	1/23/17	1,130	1,151

Oil, Gas and Consumable Fuels — 1.0%
Anadarko Finance Co.	6.750%	5/1/11	1,870	1,964

Total Yankee Bonds (Cost — $21,449)				21,667

Preferred Stocks — 0.1%
Home Ownership Funding Corp.	1.000%		1	73	C

		Maturity
	Rate	Date	Par/Shares		Value

Long-Term Securities — Continued
Preferred Stocks — Continued
Home Ownership Funding Corp. II	1.000%		1		$204	C

Total Preferred Stocks (Cost — $1,538)					277

Total Long-Term Securities (Cost — $196,213)					193,579

Short-Term Securities — 12.1%
U.S. Government and Agency Obligations — 0.3%
Fannie Mae	0.000%	6/25/07	$646		638	K,L

Options Purchased — N.M.
U.S. Treasury Note Futures Call, May 2007, Strike Price $116.00			169	M	3

U.S. Treasury Note Futures Put, May 2007, Strike Price $100.00			402	M	6

					9

Repurchase Agreements — 11.8%
Lehman Brothers Inc. 5.25%, dated 3/30/07 to be repurchased at $11,808 on 4/2/07 (Collateral: $47,920 Federal Home Loan Bank, 0.000%, due 9/29/28, value $12,039)			11,803		11,803
Merrill Lynch Government Securities Inc. 5.25%, dated 3/30/07 to be repurchased at $11,808 on 4/2/07 (Collateral: $12,025 Fannie Mae, 5.500%, due 3/26/14, value $12,040)			11,803		11,803

					23,606

Total Short-Term Securities (Cost — $24,256)					24,253

Total Investments — 108.4% (Cost — $220,469)					217,832
Other Assets Less Liabilities — (8.4)%					(16,932)

Net Assets — 100.0%					$200,900

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased
U.S. Treasury Note Futures	June 2007	582	355

			$355

Futures Contracts Written
U.S. Treasury Note Futures	June 2007	172	(141)
U.S. Treasury Note Futures	June 2007	296	(173)

			$(314)

Options Written
U.S. Treasury Note Futures Call, Strike Price $109.00	May 2007	169	(71)

			$(71)

N.M.	Not Meaningful.

A	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2007.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 12.47% of net assets.

D	Stripped Security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

E	The coupon rates shown on variable rate securities are the rates at March 31, 2007. These rates vary with the weighted average coupon of the underlying loans.

F	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value

G	Amount represents less than $1.

H	When-issued Security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

I	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

J	Credit Linked Security — The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.

K	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

L	All or a portion of this security is collateral to cover futures and options contracts written.

M	Par represents actual number of contracts.

Security Valuation

     Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market of the investments existed, and the differences could be material. With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Options and Futures

     The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by a Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in the contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.

     Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: May 29, 2007

By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Income Trust, Inc.
Date: May 23, 2007